Other taxes and royalties	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other taxes and royalties
Note 25. Other taxes and royalties

	As of December 31, 2022	As of December 31, 2021
Current
Royalties	12,642	9,547
Tax withholdings	7,205	873
Turnover tax	102	—
VAT	10	33
Other	353	919

Total current	20,312	11,372